Schedule of deferred government grants (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Beginning of the period
Government grants received	2,273
Government grants income recognized	(71)
Foreign currency impact	77
Balance, end of the period	2,280
Current	118
Non-current	2,162
Total deferred government grant	$ 2,280